FINANCIAL STATEMENTS SCHEDULE I	12 Months Ended
Dec. 31, 2012
FINANCIAL STATEMENTS SCHEDULE I
FINANCIAL STATEMENTS SCHEDULE I

ADDITIONAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE I

CANADIAN SOLAR INC.

        Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented as the restricted net assets of Canadian Solar Inc.'s consolidated and unconsolidated subsidiaries not available for distribution to Canadian Solar Inc. as of December 31, 2012 of $359,922,466, exceeded the 25% threshold.

        These financial statements have been prepared in conformity with accounting principles generally accepted in the United States except that the equity method has been used to account for investments in subsidiaries.

FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

	December 31, 2011	December 31, 2012
	(In U.S. dollars, except share and per share data)
ASSETS
Current assets:
Cash and cash equivalents	7,924,686	11,247,306
Restricted cash	5,731,365	—
Accounts receivable, net of allowance for doubtful accounts of $871,385 and $8,946,661 at December 31, 2011 and 2012, respectively	9,325,500	2,567,756
Inventories	12,824,582	2,984,075
Amounts due from related parties	85,731,327	214,254,589
Deferred tax assets	1,279,033	—
Prepaid expenses and other current assets	3,011,995	10,552,409

Total current assets	125,828,488	241,606,135
Investment in subsidiaries	399,437,561	209,194,706
Deferred tax assets	9,708,590	5,269,609
Amount due from related parties	150,000,000	150,000,000
Other non-current assets	14,972,773	35,356,421

TOTAL ASSETS	699,947,412	641,426,871

LIABILITIES AND EQUITY
Current liabilities:
Short-term borrowings	—	68,000,000
Accounts payable	4,025	4,104
Amounts due to related parties	177,769,708	159,471,359
Other current liabilities	11,323,481	6,616,028

Total current liabilities	189,097,214	234,091,491
Accrued warranty costs	32,401,893	32,833,031
Convertible notes	950,301	—
Long-term borrowings	—	70,063,488
Liability for uncertain tax positions	11,564,233	13,540,026

TOTAL LIABILITIES	234,013,641	350,528,036

Equity:
Common shares — no par value: unlimited authorized shares, 43,155,767 and 43,242,426 shares issued and outstanding at December 31, 2011 and 2012, respectively	502,402,939	502,561,705
Additional paid-in capital	(53,331,445)	(38,296,275)
Accumulated deficit	(28,693,433)	(224,162,124)
Accumulated other comprehensive income	45,555,710	50,795,529

Total equity	465,933,771	290,898,835

TOTAL LIABILITIES AND EQUITY	699,947,412	641,426,871

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF OPERATIONS

	Years Ended December 31
	2010	2011	2012
	(In U.S. dollars, except share and per share data)
Net revenues	1,248,400,119	829,016,524	111,414,327
Cost of revenues	1,201,713,356	792,643,306	80,190,744

Gross profit	46,686,763	36,373,218	31,223,583

Operating expenses:
Selling expenses	10,057,347	10,411,256	3,649,131
General and administrative expenses	13,355,609	13,461,891	11,955,578
Research and development expenses	792,509	1,255,945	764,145

Total operating expenses	24,205,465	25,129,092	16,368,854

Profit from operations	22,481,298	11,244,126	14,854,729
Other income (expenses):
Interest expense	(296,678)	(267,979)	(255,502)
Interest income	933,372	474,886	1,559,207
Investment loss	(3,000,000)	—	—
Foreign exchange gain (loss)	830,602	3,261,933	(622,816)

Profit before income taxes and equity in earnings of subsidiaries	20,948,594	14,712,966	15,535,618
Income tax expense	(9,956,513)	(6,742,827)	(7,441,590)
Equity in earnings (loss) of subsidiaries	39,576,838	(98,774,339)	(203,562,719)

Net Income (loss)	50,568,919	(90,804,200)	(195,468,691)

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

	Year ended December 31,
	2010	2011	2012
	(Amounts expressed in U.S. dollars)
Net income (loss)	50,568,919	(90,804,200)	(195,468,691)
Other comprehensive income:
Foreign currency translation adjustment	13,340,545	17,093,766	5,239,819

Comprehensive income (loss) attributable to Canadian Solar Inc.	63,909,464	(73,710,434)	(190,228,872)

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2010	2011	2012
	(In U.S. dollars)
Operating activities:
Net Income (loss)	50,568,919	(90,804,200)	(195,468,691)
Depreciation and amortization	5,888	5,864	6,950
Allowance for doubtful debts	(7,327,386)	5,829,275	8,369,187
Investment loss	3,000,000	—	—
Amortization of discount on debt	39,816	44,485	49,699
Equity in earnings (loss) of subsidiaries	(39,576,838)	98,774,339	203,562,719
Share-based compensation	3,876,671	4,060,838	5,185,242
Changes in operating assets and liabilities:
Inventories	2,140,423	17,598,617	9,840,507
Accounts receivable	37,753,416	99,826,223	(1,317,532)
Amounts due from related parties	(16,299,621)	(126,832,013)	(121,173,334)
Advances to suppliers	2,752,935	11,973,762	(293,911)
Other current assets	(4,195,539)	6,399,566	(7,540,414)
Other non-current assets	(5,786,798)	(9,177,091)	(20,387,009)
Accounts payable	3,937,109	(10,083,933)	79
Advances from customers	130,350	(216,370)	(452,417)
Amounts due to related parties	(23,827,298)	17,530,108	(18,298,349)
Accrued warranty costs	11,874,837	5,416,935	431,138
Other current liabilities	10,848,840	(9,034,605)	(4,255,036)
Liability for uncertain tax positions	755,415	103,902	1,975,793
Deferred taxes	392,598	384,345	5,718,014

Net cash provided by (used in) operating activities	31,063,737	21,800,047	(134,047,365)

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2010	2011	2012
	(In U.S. dollars)
Investing activities:
Decrease (increase) in restricted cash	(31,476,334)	25,894,969	5,731,365
Investment in subsidiaries	(45,851,545)	(75,955,691)	(13,319,864)
Purchases of property, plant and equipment	(1,172)	—	(3,589)

Net cash used in investing activities	(77,329,051)	(50,060,722)	(7,592,088)

Financing activities:
Proceeds from short-term borrowings	—	—	68,000,000
Proceeds from long-term borrowings	—	—	70,063,488
Payment for repurchase of convertible notes	—	—	(1,000,000)
Proceeds from issuance of warrants	—	—	2,500,000
Proceeds from exercise of stock options	823,560	1,256,948	158,766

Net cash provided by financing activities	823,560	1,256,948	139,722,254

Effect of exchange rate changes	13,340,647	17,093,770	5,239,819

Net increase (decrease) in cash and cash equivalents	(32,101,107)	(9,909,957)	3,322,620
Cash and cash equivalents at the beginning of the year	49,935,750	17,834,643	7,924,686

Cash and cash equivalents at the end of the year	17,834,643	7,924,686	11,247,306

Supplemental disclosure of cash flow information:
Interest paid	296,678	223,495	255,502
Income taxes paid	5,204,641	13,575,821	290,813